Commitments - Additional Information (Details 1)			6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Product	Dec. 31, 2018 USD ($) Product	Jun. 30, 2019 USD ($) Product	Dec. 31, 2018 USD ($) Product	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Operating lease description				The Company leases a facility in Gaithersburg, Maryland under an operating lease that expires January 31, 2021, with one additional five-year renewal at the Company’s election. The Company also leases a facility in Woburn, Massachusetts under an operating lease that expires January 30, 2022. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.
Operating leases, rent expense, net, total				$ 984,639	$ 949,244
Capital leases description				The Company leases lab equipment, office furniture, and computer equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.
Capital leases expiration date description				The leases expire at various dates through 2021.
Restructuring benefits recognized					121,000
Retention expense incurred					68,000
Future minimum operating lease payments		$ 2,808,835		$ 2,808,835
Designated service period of employees, description				The service periods ended in December 2017
Capital Lease Obligations [Member]
Other Commitments [Line Items]
Capital leases, income statement, amortization expense				$ 295,009	$ 161,606
MARYLAND
Other Commitments [Line Items]
Operating leases expiration date				Jan. 31, 2021
Operating leases additional term		5 years		5 years
stpr:MA
Other Commitments [Line Items]
Future minimum operating lease payments		$ 14		$ 14
Life Technologies Corporation Supply Agreement [Member] | Quant Studio Five Real Time P C R Systems [Member]
Other Commitments [Line Items]
Number of products acquired | Product	21	15		11
Committed to acquire total cost of additional products in next three months	$ 135,000,000	$ 135,000	$ 135,000,000	$ 135,000
Number of products committed to be acquired | Product			3	3
Advandx [Member] | stpr:MA
Other Commitments [Line Items]
Operating leases expiration date				Jan. 30, 2022